Investment in Cauchari-Olaroz Project (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Summary of Loans to Joint Operation
The Company has entered into loan agreements with Minera Exar and Exar Capital to fund construction of the Cauchari-Olaroz project. Changes in the loans’ balances are summarized below.

$

Loans to Exar Capital, as at December 31, 2019	37,959

Loans to Exar Capital	14,500

Initial difference between the face value and the fair value of loans to Exar Capital	(7,746)

Elimination of loans as a result of Joint Operation accounting	(3,377)

Accrued interest	3,337

Loans to Exar Capital prior to the 2020 Cauchari Transaction	44,673

Loans to Exar Capital after the 2020 Cauchari Transaction	14,700

Initial difference between the face value and the fair value of loans to Exar Capital	(7,265)

Reversal of elimination of loans as a result of the 2020 Cauchari Transaction	28,132

Derecognition of share of loans from Exar Capital to Minera Exar as a result of the 2020 Cauchari Transaction	(26,368)

Repayment of loans as a result of the 2020 Cauchari Transaction	(40,000)

Gain on early repayment of the $40,000 loans	19,608

Accrued interest	1,082

Loans to Exar Capital, as at December 31, 2020	34,562

Loans to Exar Capital	60,270

Initial difference between the face value and the fair value of loans to Exar Capital	(29,677)

Accrued interest	5,701

Loans to Exar Capital, as at December 31, 2021	70,856

Schedule of Gain on 2020 Cauchari Transaction
Upon closing of the JEMSE Transaction, the Company recognized a long-term receivable from JEMSE of $5,800 and a $4,712 loss, which was calculated as follows:

$

Initial fair value of the Company’s receivable (49% of JEMSE’s future payment of $23,496)	5,800

Carrying value of the Company’s disposed share of Investment in Minera Exar	(10,512)

Loss on the 2021 JEMSE Transaction	(4,712)

Schedule of Investment in Cauchari-Olaroz Project
Changes in the Investment in Cauchari-Olaroz Project are summarized below:

	Minera Exar S.A.	Exar Capital B.V.	Total

	$	$	$

Investment in Cauchari-Olaroz Project, as at December 31, 2019	-	-	-

Recognition of Investment in Cauchari-Olaroz Project	119,537	2,287	121,824

Contribution to Investment in Cauchari-Olaroz Project	853	7,265	8,118

Share of income of Cauchari-Olaroz Project	2,113	4,200	6,313

Elimination of unrealized gain on intercompany transactions	-	(4,861)	(4,861)

Investment in Cauchari-Olaroz Project, as at December 31, 2020	122,503	8,891	131,394

Contribution to Investment in Cauchari-Olaroz Project	2,095	29,677	31,772

Share of income of Cauchari-Olaroz Project	8,712	17,019	25,731

Elimination of unrealized gain on intercompany transactions	-	(22,104)	(22,104)

Share of decrease in Minera Exar net assets as a result of the JEMSE Transaction	(10,512)	-	(10,512)

Investment in Cauchari-Olaroz Project, as at December 31, 2021	122,798	33,483	156,281

Schedule of Reconciliation of Summarized Financial Information to Carrying Value
Reconciliation of Summarized Financial Information to Carrying Value:

	Minera Exar	Exar Capital

	$	$

Net assets, December 31, 2021	247,076	78,661

Company’s share of net assets	110,690	38,544

Interest capitalized while proportionally consolidated	6,619	-

Elimination of unrealized gain on intercompany transactions and other, cumulative	-	(42,003)

Joint Venture expenditures incurred by the Company net of eliminations	5,489	-

Difference between the face value and the fair value of loans to Exar Capital	-	36,942

Carrying value	122,798	33,483

Minera Exar S.A.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Schedule of Amounts Presented in Financial Statements of Joint Venture
The following are the amounts presented in the financial statements of Minera Exar on a 100% basis as amended to reflect the Company’s accounting policies.

	December 31, 2021	December 31, 2020

	$	$

Current assets

Cash and cash equivalents	937	752

Other current assets	1,087	7,397

Total current assets	2,024	8,149

Non-current assets	783,138	512,990

Current liabilities	(93,509)	(20,458)

Non-current liabilities - loans from Exar Capital	(438,306)	(267,222)

Non-current liabilities - other	(6,271)	(5,828)

Net assets	247,076	227,631

	Years ended December 31,

	2021	2020

	$	$

Other losses	-	(1,893)

Income tax expense	(61,978)	-

Deferred tax recovery	81,424	4,342

Net income	19,446	2,449

Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Schedule of Amounts Presented in Financial Statements of Joint Venture
The following are the amounts presented in the financial statements of Exar Capital on a 100% basis.

	December 31, 2021	December 31, 2020

	$	$

Current assets

Cash and cash equivalents	4,616	10,769

Other current assets	583	3,126

Total current assets	5,199	13,895

Non-current assets - loans advanced to Minera Exar	438,306	267,222

Current liabilities - loans from Lithium Americas and Ganfeng	(353,924)	(230,906)

Other current liabilities	(479)	(1,000)

Other non-current liabilities	(10,441)	(5,284)

Net assets	78,661	43,927
Loans from Lithium Americas and Ganfeng are presented as current liabilities in Exar Capital. In accordance with the terms of the loan agreements, the loans can be called at any time by unanimous agreement of Lithium Americas and Ganfeng.

	Years ended December 31,

	2021	2020

	$	$

Interest income on loans from Exar Capital	40,403	26,258

Withholding tax expense	(5,157)	(2,973)

General and administrative expenses	(514)	(457)

Net income	34,732	22,828